Portfolio of Investments
Columbia Real Estate Equity Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Consumer Discretionary 1.5%
Hotels, Resorts & Cruise Lines 1.5%
Marriott International, Inc., Class A(a)	26,439	3,915,881
Total Hotels, Resorts & Cruise Lines		3,915,881
Total Consumer Discretionary		3,915,881
Real Estate 98.1%
Diversified REITs 3.7%
STORE Capital Corp.	299,978	10,049,263
Total Diversified REITs		10,049,263
Health Care REITs 11.7%
Healthpeak Properties, Inc.	233,770	7,419,860
Medical Properties Trust, Inc.	443,566	9,439,084
Welltower, Inc.	204,170	14,624,697
Total Health Care REITs		31,483,641
Hotel & Resort REITs 3.3%
Host Hotels & Resorts, Inc.(a)	519,071	8,746,346
Total Hotel & Resort REITs		8,746,346
Industrial REITs 14.7%
Americold Realty Trust	164,507	6,328,584
Duke Realty Corp.	285,112	11,954,746
First Industrial Realty Trust, Inc.	237,126	10,858,000
Prologis, Inc.	99,101	10,504,706
Total Industrial REITs		39,646,036
Office REITs 8.7%
Alexandria Real Estate Equities, Inc.	84,906	13,950,056
Corporate Office Properties Trust	139,305	3,667,901
Highwoods Properties, Inc.	131,357	5,640,469
Total Office REITs		23,258,426
Residential REITs 23.3%
American Homes 4 Rent, Class A	295,772	9,861,038
AvalonBay Communities, Inc.	64,982	11,989,829
Camden Property Trust	49,314	5,420,102
Centerspace	77,596	5,276,528
Common Stocks (continued)
Issuer	Shares	Value ($)
Equity LifeStyle Properties, Inc.	200,923	12,786,740
Invitation Homes, Inc.	367,160	11,745,448
Sun Communities, Inc.	36,996	5,550,880
Total Residential REITs		62,630,565
Retail REITs 6.9%
Federal Realty Investment Trust	110,096	11,169,239
SITE Centers Corp.	210,330	2,852,075
Tanger Factory Outlet Centers, Inc.	303,752	4,595,768
Total Retail REITs		18,617,082
Specialized REITs 25.8%
American Tower Corp.	35,385	8,459,138
Coresite Realty Corp.	48,478	5,810,088
CyrusOne, Inc.	26,631	1,803,451
Equinix, Inc.	24,954	16,958,489
Extra Space Storage, Inc.	61,336	8,130,087
Four Corners Property Trust, Inc.	112,880	3,092,912
Gaming and Leisure Properties, Inc.	262,281	11,128,583
Life Storage, Inc.	115,906	9,962,121
National Storage Affiliates Trust	99,004	3,953,230
Total Specialized REITs		69,298,099
Total Real Estate		263,729,458
Total Common Stocks (Cost: $176,629,514)		267,645,339

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	22,389	22,387
Total Money Market Funds (Cost: $22,387)		22,387
Total Investments in Securities (Cost $176,651,901)		267,667,726
Other Assets & Liabilities, Net		1,090,804
Net Assets		$268,758,530
Columbia Real Estate Equity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	330,349	6,143,555	(6,451,516)	(1)	22,387	—	208	22,389
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Real Estate Equity Fund | Quarterly Report 2021

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